Borrowings - Summary of Long-term Borrowings and Bonds (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	¥ 28,842	¥ 29,749
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	3,028	3,278
Long-term bank borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	2,003	4,970
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	4,024	4,215
Guaranteed bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	7,794	7,792
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	2,435
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	727	684
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	8,500	8,500
Unsecured bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	¥ 331	¥ 310